TRADE RECEIVABLES AND NOTES RECEIVABLES - Ageing analysis of trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE AND NOTES RECEIVABLES
Less: impairment allowance	¥ (933,563)	¥ (715,597)
Trade receivables	4,746,995	4,574,581
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables	5,680,558	5,290,178
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables	2,978,123	2,923,616
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,031,050	742,477
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	183,288	377,836
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,488,097	1,246,249
Provision for impairment
TRADE AND NOTES RECEIVABLES
Less: impairment allowance	¥ (933,563)	¥ (715,597)	¥ (659,261)